Significant accounting policies	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies Text Block Abstract
Significant accounting policies
3	Significant accounting policies

The main accounting policies and practices are described in each corresponding explanatory note, except for those below that are related to more than one explanatory note. Accounting policies and practices have been consistently applied to the years presented in the Company´s financial statements.

3.1	Foreign currency transactions

Foreign currency transactions are initially recognized at the exchange rate of the corresponding currencies at the date the transactions qualify for recognition and, subsequently, translated into Brazilian Reais, using the spot exchange rate at the end of each reporting period. Gains or losses on changes in exchange rate variations are recognized as financial revenue or expense.

3.2	Classification of assets and liabilities as current and non-current

Assets (with the exception of deferred income tax and social contribution) that are expected to be realized or that are intended to be sold or consumed within twelve months, as of the financial position dates, are classified as current assets. Liabilities (with the exception of deferred income tax and social contribution) expected to be settled within twelve months from the financial position dates are classified as current. All other assets and liabilities (including deferred tax taxes) are classified as “non-current”.

Long-term assets and liabilities are not adjusted to present value at initial recognition as their effects are immaterial.

Deferred tax assets and liabilities are classified as “non-current”, net by legal entity, as provided for in accounting pronouncement IAS 12 - Income Taxes.

3.3	Joint Venture

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

The considerations made in determining significant influence or joint control are similar to those necessary to determine control over subsidiaries. The Company’s joint venture is accounted for using the equity method.

Under the equity method, the investment in a joint venture is initially recognized at cost (see note 11).

3.4	Tax incentive reserve

Tax incentive reserve is recognized when there is reasonable assurance that the entity will comply with all conditions established and related to the grant and that the grant will be received. When the benefit relates to an expense item, it is recognized as revenue over the period of the benefit systematically in relation to the respective expenses for whose benefit it is intended to offset. When the benefit relates to an asset, it is recognized as deferred revenue in liabilities and on a systematic and rational basis over the useful life of the asset.

3.5	Discontinued operation

A discontinued operation is a component of an entity that either has been disposed of, or is classified as held for sale, and:

i)	represents a separate major line of business or geographical area of operations;

ii)	is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or

iii)	is a subsidiary acquired exclusively with a view to resale.

Discontinued operations are excluded from the results of continuing operations, being presented as a single amount in the result after taxes from discontinued operations in the statement of operations (see note 29).

All other notes to the financial statements include amounts for continuing operations, unless otherwise mentioned.

3.6	Dividends

The distribution of dividends to the Company’s shareholders is recognized as a liability at the end of the year, based on the minimum mandatory dividends prescribed in the bylaws. Any amount exceeding this minimum is recorded only on the date on which such additional dividends are approved by the Company’s shareholders (see note 20.2).

3.7	Cash flow, interest payments

The interest payments on borrowing and finance and lease settled by the Company are being disclosed in the financing activities in conjunction with payments on related borrowing and finance, and lease. The total of interest payment as of December 31, 2022 was R$783 (R$406 as of December 31, 2021 and R$549 as of December 31, 2020).